General information - Revision of comparative figures (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Equity attributable to owners of the Company	€ 34,821		€ 41,390
Deferred income	61,830		64,739
Revenue	4,450	€ 655
Finance income and expense	488	(544)
Net result	(7,658)	(8,855)
Equity	34,821	58,701	41,390	€ 66,680
Changes in working capital	9,224	(52,290)
Accumulated Deficit
Net result	(7,658)	(8,933)
Equity	€ (408,190)	€ (383,992)	€ (400,850)	€ (379,110)